Plant and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expense			$ 4,868	$ 13,924
Impairment loss